LORD BISSELL & BROOK, LLP

300 South Grand Avenue, 8th Floor

Los Angeles, CA 90071

www.lordbissell.com

O] 213-485-1500

F] 213-485-1200

September 22, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE: CARDIOVASCULAR BIOTHERAPEUTICS, INC. REGISTRATION STATEMENT ON FORM S-1

Ladies and Gentlemen:

Transmitted herewith via EDGAR for filing on behalf of our client, CardioVascular BioTherapeutics, Inc. (the “Company”) is a registration statement on Form S-1 with respect to the proposed initial public offering of shares of the Company’s common stock, par value $0.001 per share (the “Registration Statement”). Manually executed signature pages have been signed prior to the time of this electronic filing and will be retained by the Company for five (5) years.

Please note that the Company has transmitted via wire transfer $3,540.03, representing the filing fee, to the account of the Securities and Exchange Commission at Mellon Bank. For your information, the filing fee was calculated based upon an assumed aggregate offering price of $27,940,200.

The Company requests that it be permitted to apply orally or by facsimile for acceleration of the effective date of the Registration Statement in accordance with Rule 461(a) of Regulation C (the “Rule”) promulgated under the Securities Act of 1933, as amended (the “Act”). Pursuant to the Rule, please be advised that the Company and its underwriters for the offering are aware of their respective obligations under the Act and are prepared to provide, at the time of the acceleration request, the prospectus dissemination information that is typically set forth in a written acceleration request.

Should you have any questions regarding the foregoing or require additional information to process the Registration Statement, please contact the undersigned at 213-687-6778 (ddecker@lordbissell.com) or Kristine Lefebvre of this office at 213-687-6735 (klefebvre@lordbissell.com).

Sincerely,

By: /s/ David R. Decker

David R. Decker

cc:	Daniel C. Montano, CardioVascular BioTherapeutics, Inc.
Mickael A. Flaa, CardioVascular BioTherapeutics, Inc.
Kristine Lefebvre, Lord Bissell & Brook, LLP
Kenneth Koch, Esq., Mintz Levin Cohn Ferris Glovsky and Popeo, P.C.